Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 375,447,055	$ 338,375,101
Receivables:
Employee contribution receivable	527,311	275,796
Employer contribution receivable	207,801	120,359
Notes receivable from participants	5,237,113	4,847,656
Total receivables	5,972,225	5,243,811
Net assets available for benefits	381,419,280	343,618,912
Mutual funds
Investments, at fair value:
Total investments, at fair value	312,427,680	290,865,184
Eastern Bankshares, Inc. common stock
Investments, at fair value:
Total investments, at fair value	45,194,604	47,509,917
Common collective trusts
Investments, at fair value:
Total investments, at fair value	$ 17,824,771	$ 0